Segment Reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

16. Segment Reporting

Prior to June 1, 2025, the Company operated under two reportable segments, North America and International. As of June 1, 2025, the Company has completed the previously announced sale of its wholly owned subsidiary, Ryvyl EU, which comprised substantially all of the business previously reported under the Company’s International segment. Following the sale of Ryvyl EU, the Company views its operations and manages its business as one operating segment. As such, refer to our unaudited condensed consolidated financial statements for the Company’s results of its one operating segment.

15. Segment Reporting

The Company reports its segments to reflect the manner in which its CODM reviews and assesses performance. The Company’s CODM is its CEO. The primary financial measures used by the CODM to evaluate the performance of its segments and allocate resources to them are revenue and gross profit.

The Company has two reportable segments: North America and International. The CODM uses segment revenue and gross profit for each segment during the annual budgeting and forecasting process. Further, the CODM uses segment revenue and gross profit as the metrics to assess the business trajectory of each segment on a quarterly basis, and to make investment decisions and allocate operating resources to each segment. The CODM does not evaluate performance or allocate resources based on segment asset data. Assets are reviewed on a consolidated basis. As such, segment asset data is not provided.

The following tables present revenue and gross profit information for each of our reportable segments (dollars in thousands):

	Year Ended December 31, 2024
	North America	International	Total
Revenue	$18,159	$37,839	$55,998
Cost of revenue	10,766	22,806	33,572
Segment gross profit	$7,393	$15,033	$22,426

Depreciation and amortization	$2,011	$253	$2,264

	Year Ended December 31, 2023
	North America	International	Total
Revenue	$48,938	$16,931	$65,869
Cost of revenue	29,742	10,415	40,157
Segment gross profit	$19,196	$6,516	$25,712

Depreciation and amortization	$1,907	$646	$2,553

The following table provides a reconciliation of total segment gross profit to the Company’s loss before provision for income taxes (in thousands):

	Year Ended December 31,
	2024	2023
Total segment gross profit	$22,426	$25,712
Less: Advertising and marketing	95	80
Less: Research and development	3,848	5,757
Less: General and administrative	6,933	8,678
Less: Payroll and payroll taxes	13,837	12,017
Less: Professional fees	4,372	7,076
Less: Stock compensation expense	624	1,853
Less: Depreciation and amortization	2,264	2,553
Less: Impairment of goodwill	6,675	-
Less: Impairment of intangible assets	3,028	-
Less: Restructuring charges	1,636	-
Less: Other expense, net	(4,800)	(40,510)
Loss before provision for income taxes	$(25,686)	$(52,812)